Significant Accounting Policies (Details) - Schedule of Black-Scholes option-pricing model as the most appropriate fair value method	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of Black-Scholes option-pricing model as the most appropriate fair value method [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Black-Scholes option-pricing model as the most appropriate fair value method [Line Items]
Expected term (years)	5 years 6 months	5 years	2 years
Expected volatility	43.50%	85.50%	90.80%
Risk-free interest rate	1.60%	0.80%	0.10%
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Black-Scholes option-pricing model as the most appropriate fair value method [Line Items]
Expected term (years)	6 years 1 month 6 days	6 years 3 months 18 days	6 years 2 months 12 days
Expected volatility	87.80%	89.20%	102.10%
Risk-free interest rate	3.80%	1.40%	0.50%